Income Tax - Summary of Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Argentina
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	$ 7,864
Net Amount Recognized as of December 31, 2022	0
Netherlands
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	2,856
Net Amount Recognized as of December 31, 2022	0
China
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	2,258
Net Amount Recognized as of December 31, 2022	0
United States
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	280
Net Amount Recognized as of December 31, 2022	0
Uruguay
Tax Credit Carryforward [Line Items]
Gross Amount Carried Forward	19
Net Amount Recognized as of December 31, 2022	$ 0